Employees - Summary of the Assets, Liabilities and Surplus/(Deficit) Position of the Pension and Other Post-Employment Benefit Plans at the Balance Sheet Date (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Fair value of assets	€ 22,361	€ 21,162
Present value of liabilities	(1,171)	(2,453)	€ (1,473)
Other post-employment benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(502)	(584)
Other post-employment benefit plans [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	3	3
Other post-employment benefit plans [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(17)	(18)
Other post-employment benefit plans [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(488)	(569)
Assets [member] | Other post-employment benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	21	21
Assets [member] | Other post-employment benefit plans [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	3	3
Assets [member] | Other post-employment benefit plans [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	18	18
Liabilities [member] | Other post-employment benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Present value of liabilities	(523)	(605)
Liabilities [member] | Other post-employment benefit plans [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Present value of liabilities	(35)	(36)
Aggregate Surplus [Member] | Other post-employment benefit plans [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	3	3
Pension Plans [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(59)	(2,589)
Pension Plans [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	2,170	691
Pension Plans [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(1,208)	(2,145)
Pension Plans [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	(1,021)	(1,135)
Pension Plans [member] | Assets [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	22,361	21,162
Pension Plans [member] | Assets [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	19,302	6,524
Pension Plans [member] | Assets [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Fair value of assets	3,059	14,638
Pension Plans [member] | Liabilities [member]
Disclosure of defined benefit plans [Line Items]
Present value of liabilities	(22,420)	(23,751)
Pension Plans [member] | Liabilities [member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Present value of liabilities	(17,132)	(5,833)
Pension Plans [member] | Liabilities [member] | Funded Pension Plans in Deficit [member]
Disclosure of defined benefit plans [Line Items]
Present value of liabilities	(4,267)	(16,783)
Pension Plans [member] | Aggregate Surplus [Member] | Funded Pension Plans in Surplus [member]
Disclosure of defined benefit plans [Line Items]
Pension liability net of assets	€ 2,170	€ 691